COMMITMENTS AND CONTINGENT LIABILITIES - Book Value of Assets Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Vessels, rigs and equipment, net	$ 3,122,633	$ 3,552,298
Total assets	3,638,143	4,107,769
Asset Pledged as Collateral without Right
Other Commitments [Line Items]
Vessels, rigs and equipment, net	2,820,000	3,462,000
Total assets	2,820,000	3,497,000
Net investment in lease and leaseback assets, after allowance for expected credit losses	$ 0	$ 35,000